RELATED PARTY TRANSACTIONS AND BALANCES (Details 1) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Total amounts due to related parties	$ (194)	$ (167)
Oniva International Services Corp. [Member]
Statement [Line Items]
Due To Related Parties	100	102
Directors Fees [Member]
Statement [Line Items]
Due To Related Parties	44	0
Silver Wolf Exploration Ltd. [Member]
Statement [Line Items]
Due To Related Parties	$ (338)	$ (269)